Subsequent Event (Details) - Subsequent Event [Member] - USD ($)	Oct. 28, 2024	Oct. 04, 2024
Subsequent Event [Line Items]
Shares issued (in Shares)	1
Unsecured promissory notes	$ 172,500
Trust Account to redeeming		$ 16,541,342